Income taxes	12 Months Ended
Oct. 31, 2019
Major components of tax expense (income) [abstract]
Income taxes [Text Block]

13. Income taxes

(a) The Company has non-capital losses of approximately $30.5 million available to reduce future taxable income, the benefit of which has not been recognized in these consolidated financial statements. At October 31, 2019, the tax losses expire as follows:

	Canada	Other foreign	Total
2026	$1,824,942	$-	$1,824,942
2027	1,534,633	-	1,534,633
2028		-	-
2029	1,572,795	452,762	2,025,557
2030	2,122,111	1,880,897	4,003,008
2031	1,278,506	18,526	1,297,032
2032	1,416,917	325,793	1,742,710
2033	1,717,443	157,463	1,874,906
2034	2,484,557	679,089	3,163,646
2035	2,807,765	570,901	3,378,666
2036	3,295,071	441,019	3,736,090
2037	2,637,800	232,719	2,870,519
2038	1,783,250	-	1,783,250
2039	1,224,688	5,254	1,229,942
	$25,700,478	$4,764,423	$30,464,901

(b) In addition, the Company has available capital loss carry forwards of approximately $1.3 million to reduce future taxable capital gains, the benefit of which has not been recognized in these consolidated financial statements. Capital losses carry forward indefinitely.

(c) Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	2019	2018	2017
Non-capital losses and other	$8,073,286	$7,698,859	$7,277,434
Capital losses	175,090	175,090	350,180
Property, equipment, patents and deferred costs	1,668,632	1,567,228	1,598,394
	$9,917,008	$9,441,177	$9,226,008
Deferred tax asset not recognized	(9,917,008)	(9,441,177)	(9,226,008)
	$-	$-	$-

As at October 31, 2019 and 2018, the Company assessed that it is not probable that sufficient taxable profit will be available to use deferred income tax assets based on operating losses in prior years; therefore, there are no balances carried in the consolidated statements of financial position for such assets.

(d) The reconciliation of income tax attributed to continuing operations computed at the statutory tax rates to income tax expense is as follows:

	2019	2018	2017
Loss before income taxes	$(2,832,864)	$(2,362,239)	$(4,346,200)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$(750,709)	$(625,993)	$(1,151,743)
Non-deductible expenses and other items	270,610	182,056	413,499
Effect of exchange rate on deferred tax assets carried forward	4,269	225,846	424,023
Effect of higher tax rates in foreign jurisdiction	-	-	163,651
Change in deferred tax assets not recognized	475,830	218,091	150,570
	$-	$-	$-